Fair Value Measurement - Summary of Changes in Fair Value of Warrants for Preferred Shares (Details) $ in Thousands	3 Months Ended
Mar. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Balance at the beginning of the period	$ 3,612
Changes in fair value during the period	(109)
Balance at end of the period	$ 3,503